Loss Per Share	12 Months Ended
Dec. 31, 2024
Loss per share
Loss Per Share

Note 15 - Loss Per Share

The calculation of basic and diluted losses per share for the year ended on December 31, 2024, and 2023 was based on the losses attributable to the Company’s ordinary stockholders for the year divided by a weighted average number of ordinary shares outstanding. The calculation of basic and diluted losses per share for the years ended on December 31, 2024, and 2023 are as follows:

	For the years ended
	December 31 2024	December 31 2023
	US Dollars (In thousands)
Loss attributable to shareholders ($ in thousands)	(1,899)	(4,909)

Weighted average number of ordinary shares:

Balance at beginning of year	69,931,056	68,808,970
Effect of shares issued during the year	543,206	595,381

Weighted-average shares – basic and dilutive as at end of year	70,474,262	69,404,351

Basic and dilutive loss per share ($)	(0.03)	(0.07)

As of December 31, 2024, and 2023, options and warrants which were granted by the Company’s board of directors were not included in the loss per share computation because all such securities have an anti-dilutive effect for the year. Such securities totaled to 27,610,434 and 29,774,434, respectively.